8 CRC Transferred to the Parana State Government (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
DisclosureOfChangesInCrcLineItems [Line Items]
CRC transferred to the State Government of Parana noncurrent	R$ 1,104,835	R$ 1,131,449
2022 [member]
DisclosureOfChangesInCrcLineItems [Line Items]
CRC transferred to the State Government of Parana noncurrent	306,928
2023 [member]
DisclosureOfChangesInCrcLineItems [Line Items]
CRC transferred to the State Government of Parana noncurrent	327,341
2024 [member]
DisclosureOfChangesInCrcLineItems [Line Items]
CRC transferred to the State Government of Parana noncurrent	349,111
2025 [member]
DisclosureOfChangesInCrcLineItems [Line Items]
CRC transferred to the State Government of Parana noncurrent	R$ 121,455